Investment in Associates - Summary of Investments in Associates and Financial Information (Details) $ in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2021 shares	Jun. 30, 2021	Dec. 31, 2022 CLP ($) shares	Dec. 31, 2021 CLP ($) shares	Dec. 31, 2020 CLP ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2019 shares
Disclosure of associates [line items]
Investment amount			$ 11,584	$ 9,152	$ 7,149
Income			2,429	(287)	(2,794)
Assets			40,320,766	37,600,243		$ 47,197
LIABILITIES			37,002,977	34,275,022
Equity			2,687,951	2,688,131	1,862,826
Income			$ 443,360	$ 276,237	$ (826,155)
Number of share outstanding | shares			973,517,871,202	973,517,871,202	512,406,760,091	973,517,871,202	512,406,760,091
Associates
Disclosure of associates [line items]
Assets			$ 1,542,129	$ 1,381,942
LIABILITIES			1,410,624	1,266,316
Equity			103,672	124,140
Income			$ 27,833	$ (8,514)
Nexus S.A [member]
Disclosure of associates [line items]
Entity's share				14.8148%
Income				$ 468
Assets				21,145
LIABILITIES				9,673
Equity				8,310
Income				$ 3,162
Transbank S.A
Disclosure of associates [line items]
Entity's share			8.7188%	8.7188%
Investment amount			$ 9,672	$ 7,399
Income			2,270	(1,085)
Assets			1,498,207	1,317,587
LIABILITIES			1,387,278	1,232,689
Equity			84,898	97,337
Income			$ 26,031	$ (12,439)
Combanc S.A. [Member]
Disclosure of associates [line items]
Entity's share	9.81%	9.81%	9.81%	9.81%
Investment amount			$ 745	$ 670
Income			80	260
Assets			8,358	7,569
LIABILITIES			1,004	931
Equity			6,424	6,246
Income			$ 930	$ 392
Percentage of voting equity interests acquired	1.63%
Equity Interests Acquired, Number Of Instruments | shares	157
Imerc OTC S.A. [Member]
Disclosure of associates [line items]
Entity's share			8.6624%	8.6624%
Investment amount			$ 1,167	$ 1,083
Income			79	70
Assets			35,564	35,641
LIABILITIES			22,342	23,023
Equity			12,350	12,247
Income			$ 872	$ 371